Investment in Affiliate - Schedule of Activity in the Investment Accounted (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Activity in the Investment Accounted [Abstract]
Balance at beginning	$ 754	$ 1,940
Equity losses	76	(245)
Balance at ending	$ 678	$ 1,695